Payden U.S. Government Fund
1
Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Mortgage Backed (44%
)
605,159 FG C91912 20YR , 3.00%, 2/01/37  $ 580
23,082 FH 2B0709 ARM , (12 mo. LIBOR USD +
1.750%), 4.00%, 8/01/42 (a) 23
87,190 FH 2B0972 ARM , (12 mo. LIBOR USD +
1.770%), 4.02%, 11/01/42 (a) 88
209,793 FH 2B4763 ARM , (12 mo. LIBOR USD +
1.620%), 3.87%, 10/01/45 (a) 212
60,713 FH 849486 ARM , (12 mo. LIBOR USD +
1.875%), 3.64%, 8/01/41 (a) 62
220,047 FH 849506 ARM , (12 mo. LIBOR USD +
1.607%), 3.75%, 11/01/44 (a) 222
834,302 FH 8C0092 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
1.55%, 8/01/51 (a) 748
910,941 FH 8C0312 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
4.43%, 7/01/52 (a) 904
1,489,782 FHLMC Multifamily Structured Pass-Through
Certificates K034, 3.53%, 7/25/23 (b) 1,478
29,090 FHLMC Multifamily Structured Pass-Through
Certificates KI04, (1 mo. LIBOR USD +
0.360%), 4.75%, 7/25/24 (a) 29
911,008 FHLMC Multifamily Structured Pass-Through
Certificates K045, 3.02%, 1/25/25  885
43,472 FHLMC Multifamily Structured Pass-Through
Certificates KI06, (1 mo. LIBOR USD +
0.220%), 4.61%, 3/25/25 (a) 43
747,929 FHLMC Multifamily Structured Pass-Through
Certificates KI08, (U.S. Secured Overnight
Financing Rate Index 30day Average + 0.200%),
4.26%, 10/25/26 (a) 740
1,017,316 FHLMC Multifamily Structured Pass-Through
Certificates KG03, 0.70%, 4/25/29 (b) 902
798,010 FHLMC Multifamily Structured Pass-Through
Certificates Q013, 1.50%, 5/25/50 (b) 760
47,698 FN AI4019 ARM , (12 mo. LIBOR USD +
1.750%), 4.00%, 7/01/41 (a) 48
67,110 FN AL5596 ARM , (12 mo. LIBOR USD +
1.557%), 1.99%, 2/01/44 (a) 68
110,828 FN AL5790 ARM , (12 mo. LIBOR USD +
1.566%), 3.82%, 10/01/44 (a) 112
110,131 FN AL5967 ARM , (12 mo. LIBOR USD +
1.576%), 3.82%, 11/01/44 (a) 112
179,034 FN AL7648 ARM , (12 mo. LIBOR USD +
1.588%), 5.09%, 10/01/45 (a) 184
452,665 FN AS4186 15YR , 2.50%, 1/01/30  433
208,705 FN AS6443 15YR , 3.00%, 12/01/30  203
423,855 FN AS8013 15YR , 2.50%, 9/01/31  403
61,574 FN AU6974 ARM , (12 mo. LIBOR USD +
1.580%), 3.83%, 11/01/43 (a) 62
157,603 FN AU8673 ARM , (12 mo. LIBOR USD +
1.530%), 2.03%, 2/01/44 (a) 158
222,674 FN AZ2886 ARM , (12 mo. LIBOR USD +
1.600%), 5.32%, 9/01/45 (a) 230
364,166 FN AZ4380 ARM , (12 mo. LIBOR USD +
1.590%), 3.84%, 8/01/45 (a) 371
284,138 FN BD2473 ARM , (12 mo. LIBOR USD +
1.620%), 2.35%, 1/01/47 (a) 283
428,377 FN BM4153 15YR , 3.00%, 6/01/33  415
465,648 FN BP6814 ARM , (12 mo. LIBOR USD +
1.610%), 2.28%, 5/01/50 (a) 424
Principal
or Shares Security Description
Value
(000)
810,836 FN BR9966 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610%),
1.92%, 5/01/51 (a) $ 722
954,724 FN BV2462 ARM , (U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130%),
3.81%, 6/01/52 (a) 932
978,592 FN CB5106 30YR , 5.00%, 11/01/52  986
1,429,698 FN FS2395 15YR , 3.50%, 7/01/37  1,395
1,393,215 FN MA4694 15YR , 3.50%, 8/01/37  1,360
996,259 FN MA4785 30YR , 5.00%, 10/01/52  1,001
2,000,000 FNCL , 5.00%, 2/01/5330YR TBA (c) 2,008
86,294 FNR FA 2002-10, (1 mo. LIBOR USD +
0.750%), 5.26%, 2/25/32 (a) 87
944,942 FR SB8192 15YR , 5.00%, 10/01/37  961
986,353 FR SB8206 15YR , 5.00%, 1/01/38  1,003
977,912 FR SD8279 30YR , 6.00%, 11/01/52  1,006
866,050 FRESB Mortgage Trust 2021-SB83, 0.63%,
1/25/26 (b) 786
773,586 FRESB Mortgage Trust 2020-SB78, 0.82%,
6/25/40 (b) 709
992,298 FRESB Mortgage Trust 2020-SB79, 0.80%,
7/25/40 (b) 903
349,094 G2 778200 , 4.00%, 2/20/32  356
322,234 G2 778203 , 4.75%, 2/20/32  333
701,452 G2 AD0857 , 3.75%, 9/20/33  697
271,103 G2 AY5132 , 3.25%, 7/20/37  259
532,464 G2 AY5138 , 3.25%, 12/20/37  509
413,428 GN 728153 , 5.50%, 10/15/29  425
215,668 GN 737791 30YR , 4.50%, 12/15/40  219
1,193,163 GNR ST 2014-79, 20.61%, 7/20/29 (b)(d) 1
Total Mortgage Backed (Cost - $29,919)
27,840
U.S. Government Agency (1%
)
500,000 Federal Home Loan Mortgage Corp., 4.00%,
2/28/25
(Cost - $500) 493
U.S. Treasury (55%
)
3,000,000 U.S. Treasury Bill , 4.71%, 6/29/23 (d) 2,944
3,700,000 U.S. Treasury Bill , 4.72%, 7/13/23 (d) 3,624
2,500,000 U.S. Treasury Note , 0.13%, 10/15/23  2,420
1,500,000 U.S. Treasury Note , 0.63%, 12/31/23  1,446
6,000,000 U.S. Treasury Note , 2.50%, 5/31/24  5,838
1,000,000 U.S. Treasury Note , 4.25%, 12/31/24  1,000
8,500,000 U.S. Treasury Note , 2.88%, 6/15/25  8,281
4,500,000 U.S. Treasury Note , 3.50%, 9/15/25  4,450
1,500,000 U.S. Treasury Note , 4.00%, 12/15/25  1,505
1,500,000 U.S. Treasury Note , 2.00%, 11/15/26  1,408
2,500,000 U.S. Treasury Note , 3.25%, 6/30/27  2,458
Total U.S. Treasury (Cost - $35,649)
35,374
Investment Company (2%
)
1,529,980 Payden Cash Reserves Money Market Fund *
(Cost - $1,530)
1,530
Total Investments (Cost - $67,598) (102%)
65,237
Liabilities in excess of Other Assets (-2%)
(1,195)
Net Assets (100%) $ 64,042
* Affiliated investment.
(a) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.

Payden Mutual Funds
Payden U.S. Government Fund
continued
(b) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c) Security was purchased on a delayed delivery basis.
(d) Yield to maturity at time of purchase.
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 5-Year Note Future 12 Mar-23 $ 1,311 $ 14 $ 14
U.S. Ultra Bond Future 2 Mar-23 284 16 16
a a
30
Short Contracts:
U.S. Treasury 10-Year Ultra Future 10 Mar-23 (1,212) (21) (21)
a a
Total Futures
$9